DAC AND OTHER DEFERRED ASSETS/LIABILITIES - DAC Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 4,585	$ 3,816	$ 4,225
Capitalization of commissions, sales and issue expenses			564
Total amortization			1,333
Impact of assumptions updates and model changes			(866)
All other			(467)
Change in unrealized investment gains and losses			360
Balance, end of Year	4,814	4,585	3,816
Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	4,554	4,248
Capitalization of commissions, sales and issue expenses	705	743
Total amortization	(471)	(437)
Balance, end of Year	4,788	4,554	4,248
Term | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	385	403
Capitalization of commissions, sales and issue expenses	18	26
Total amortization	(41)	(44)
Balance, end of Year	362	385	403
UL | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	14	5
Capitalization of commissions, sales and issue expenses	7	10
Total amortization	(1)	(1)
Balance, end of Year	20	14	5
VUL | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	50	6
Capitalization of commissions, sales and issue expenses	67	46
Total amortization	(5)	(2)
Balance, end of Year	112	50	6
IUL | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	0	0
Capitalization of commissions, sales and issue expenses	0	0
Total amortization	0	0
Balance, end of Year	0	0	0
GMxB Core | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1,639	1,646
Capitalization of commissions, sales and issue expenses	82	127
Total amortization	(136)	(134)
Balance, end of Year	1,585	1,639	1,646
EQUI-VEST Individual | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	156	154
Capitalization of commissions, sales and issue expenses	12	15
Total amortization	(12)	(13)
Balance, end of Year	156	156	154
Investment Edge | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	121	94
Capitalization of commissions, sales and issue expenses	39	38
Total amortization	(13)	(11)
Balance, end of Year	147	121	94
SCS | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1,070	855
Capitalization of commissions, sales and issue expenses	365	350
Total amortization	(169)	(135)
Balance, end of Year	1,266	1,070	855
GMxB Legacy | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	209	200
Capitalization of commissions, sales and issue expenses	27	30
Total amortization	(23)	(21)
Balance, end of Year	213	209	200
EQUI-VEST Group | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	678	634
Capitalization of commissions, sales and issue expenses	74	85
Total amortization	(41)	(41)
Balance, end of Year	711	678	634
Momentum | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	94	101
Capitalization of commissions, sales and issue expenses	14	16
Total amortization	(19)	(23)
Balance, end of Year	89	94	101
Closed Block | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	138	150
Capitalization of commissions, sales and issue expenses	0	0
Total amortization	(11)	(12)
Balance, end of Year	127	138	$ 150
Other
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Total amortization	$ (2)	$ (2)